Note 10 - Retirement Plans - Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Service cost including administrative expenses	$ 4,682	$ 5,805	$ 6,405
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)
Interest cost	$ 11,105	11,967	11,388
Expected return on plan assets	(19,926)	(18,504)	(17,725)
Amortization of net loss	0	750	220
Amortization of prior service cost	1	8	66
Net periodic benefit cost	$ (4,138)	$ 26	$ 354